Profit or loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Profit or loss per share
Schedule of profit or loss per share

	2025	2024	2023
Net loss from continuing operations	(6,842,588)	(4,909,342)	(2,500,153)
Net profit / (loss) from discontinued operations	114,342	11,965,129	(8,056,074)
Net profit / (loss) attributable to equity holders of the company	(6,728,246)	7,055,787	(10,556,227)
	107,371,457	98,112,826	74,307,635
Basic and diluted profit / (loss) per share	(0.06)	0.07	(0.14)
From continuing operations	(0.06)	(0.05)	(0.03)
From discontinued operations	—	0.12	(0.11)